CONCENTRATION AND RISKS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
CONCENTRATION AND RISKS
CONCENTRATION AND RISKS
3.	CONCENTRATION AND RISKS
3.1	Concentration of credit risk

Financial instruments that potentially expose the Group to the concentration of credit risk primarily consist of cash and cash equivalents and short-term investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit rating and quality. The Group hasn’t noted any significant credit risk.

3.2	Concentration of customers

Substantially all revenues were derived from customers located in China. No customer accounted for greater than 10% of total revenues of the Group in any of the periods presented.

3.3	Foreign currency exchange rate risk

In July 2005, the PRC government changed its decades-old policy of pegging the value of the RMB to the US$, and the RMB appreciated more than 20% against the US$ over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between the RMB and the US$ remained within a narrow band. Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. The depreciation of the RMB against the US$ was approximately 1.7% in 2019. The appreciation of the RMB against the US$ was approximately 6.5% and 2.3% in 2020 and 2021, respectively. The depreciation of the RMB against the US$ was approximately 5.3% for the six months ended June 30, 2022. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.

3.	CONCENTRATION AND RISKS
3.1	Concentration of credit risk

Financial instruments that potentially expose the Group to the concentration of credit risk primarily consist of cash and cash equivalents and short-term investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit rating and quality. The Group hasn’t noted any significant credit risk.

3.2	Concentration of customers

Substantially all revenues were derived from customers located in China. No customer accounted for greater than 10% of total revenues of the Group in any of the periods presented.

3.3	Foreign currency exchange rate risk

In July 2005, the PRC government changed its decades-old policy of pegging the value of the RMB to the US$, and the RMB appreciated more than 20% against the US$ over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between the RMB and the US$ remained within a narrow band. Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. The depreciation of the RMB against the US$ was approximately 1.7% in 2019. The appreciation of the RMB against the US$ was approximately 6.5% and 2.3% in 2020 and 2021, respectively. The depreciation of the RMB against the US$ was approximately 11.4% for the nine months ended September 30, 2022. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.